Trade Receivables, Other Receivables and Prepayments (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Beginning balance, As at January 1	$ 1,294,097	$ 1,359,255
Provision provided in the year	1,028,972
Translation adjustment	(23,481)	(65,158)
Ending balance, As at December 31	$ 2,299,558	$ 1,294,097